PROSKAUER ROSE LLP
ELEVEN TIMES SQUARE
New York, New York 10036

August 26, 2022

Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, DC 20549
Attention: Mark A. Cowen

Re:	BNY Mellon High Yield Strategies Fund (File No. 811-08703)

BNY Mellon Alcentra Global Credit Income 2024 Target Term Fund, Inc. (File No. 811-23014)

BNY Mellon Alcentra Global Multi-Strategy Credit Fund, Inc. (File No. 811-23330)

Definitive Joint Proxy Statement

Ladies and Gentlemen:

On behalf of BNY Mellon High Yield Strategies Fund, BNY Mellon Alcentra Global Credit Income 2024 Target Term Fund, Inc. and BNY Mellon Alcentra Global Multi-Strategy Credit Fund, Inc. (each, a "Fund"), transmitted herewith for filing with the Securities and Exchange Commission (the "Commission"), is the Funds' definitive joint proxy statement on Schedule 14A and forms of proxy (the "definitive proxy statement") for a special joint meeting of shareholders of each Fund to be held over the Internet in a virtual meeting format only on Thursday, October 13, 2022.

Shareholders of record as of the close of business on August 16, 2022 will be permitted to vote on the proposal applicable to their Fund(s). The definitive proxy statement is expected to be mailed on or about September 9, 2022.

On August 10, 2022, the Fund filed with the Commission a preliminary joint proxy statement and, on August 19, 2022, comments on that filing were provided to the undersigned by Mark A. Cowen of the staff (the "Staff") of the Commission. This letter also responds to the Staff's comments.

For the convenience of the Staff, and for completeness purposes, the Staff's comments have been restated below, and the response is set out immediately following each comment. We have considered comments made by the Staff with respect to one section of the definitive proxy statement as applicable to similar disclosure elsewhere in the definitive proxy statement. Capitalized terms used but not defined herein have the meanings assigned to them in the definitive proxy statement.

1.	Staff Comment: Please confirm whether all Board members were present and reconcile with language later regarding Board approval.

Response: The Board is comprised of seven members, six of whom are Independent Board Members. At the August Meeting, all Board members, except for one of the Independent Board Members, attended the meeting in person and voted unanimously to approve each Sub-Advisory Agreement. Accordingly, each Sub-Advisory Agreement was approved by a majority of the Fund's Independent Board Members at an in-person Board meeting where a quorum was present. The disclosure in the definitive proxy statement will be revised accordingly throughout the definitive proxy statement.

2.	Staff Comment: Please consider revising the bold language in the Letter and in the Proxy Statement regarding no increase in advisory fees as discussed.

Response: The language will be revised in the definitive proxy statement as discussed.

3.	Staff Comment: Please confirm that the Funds will comply with all of the requirements for holding a virtual meeting as described in guidance provided by the Staff regarding conducting shareholder meetings in light of COVID-19 concerns.

Response: Fund management has confirmed that the Funds will comply with all of the requirements for holding a virtual meeting as described in the Staff's guidance.

4.	Staff Comment: Please explain a "legal proxy" or if it means the proxy card, please clarify.

Response: Additional disclosure will be added to the definitive proxy statement to indicate that a legal proxy must be obtained from the shareholder's intermediary if the shareholder holds Fund shares through an intermediary.

5.	Staff Comment: Please consider deleting the following sentence in the Proxy Statement: "Shareholders will not be able to attend the Meeting in person".

Response: As the statement is accurate, the Funds do not want to delete it but will revise the sentence in the definitive proxy statement as follows: "Shareholders will not be able to attend the Meeting in person, but may participate over the Internet as described in the Notice of Special Joint Meeting of Shareholders".

6.	Staff Comment: With respect to the Internet address to obtain copies of the proxy materials and shareholder reports, please use for each the more specific address listed for obtaining proxy materials.

Response: The Funds have revised the legend regarding Internet availability of proxy materials to include the Letter to Shareholders, Notice of Special Joint Meeting of Shareholders and Joint Proxy Statement. The Funds' reports to shareholders are available by accessing a different address; accordingly, no change to the address will be made in the definitive proxy statement.

7.	Staff Comment: If true, please disclose that it is expected that the portfolio management of the Funds will be unaffected by the Transaction and that the current primary portfolio managers of the Fund will continue to serve in that capacity as employees of Alcentra NY as a subsidiary of Franklin Templeton following the Transaction.

Response: As described in the Proxy Statement, Messrs. Barris and Cronk currently serve as primary portfolio managers of each Fund and are expected to continue to serve in such capacity after the Closing Date. In addition, existing management of Alcentra currently expects that Brandon Chao will be appointed as an additional primary portfolio manager of the Target Term Fund and Multi-Strategy Fund prior to the Closing Date. With respect to the other portfolio managers of the Target Term Fund and Multi-Strategy Fund, a decision has not been made at this time as to whether they will continue in their current roles after the Transaction.

8.	Staff Comment: In the section of the Proxy Statement describing the terms of the Sub-Advisory Agreement (and in the Sub-Advisory Agreement), it states that Alcentra NY may effect Fund portfolio transactions through a broker affiliated with the Fund, BNYM Adviser, the Fund's
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principal underwriter or Alcentra NY. Please confirm whether this includes affiliates of Franklin Templeton.

Response: After the Closing Date, a broker affiliated with Franklin Templeton would be considered an affiliate of Alcentra NY.

9.	Staff Comment: Please confirm to the Staff that the disclosure regarding the Board's considerations includes all material adverse factors considered by the Board.

Response: We believe the disclosure includes all material factors considered by the Board, including adverse factors, if any.

10.	Staff Comment: Under "Profitability", the term "Effective Date" is not defined. Please consider changing to "Closing Date" if correct.

Response: The term "Effective Date" will be changed to "Closing Date" in the definitive proxy statement.

11.	Staff Comment: Under "Economies of Scale", please state the Board's conclusion.

Response: The Board's conclusion will be stated in the definitive proxy statement.

12.	Staff Comment: Please disclose whether Alcentra and Franklin Templeton have agreed to comply with the conditions of Section 15(f) of the 1940 Act.

Response: The requested disclosure will be added to the definitive proxy statement indicating that Alcentra (which includes Alcentra NY) and Franklin Templeton have agreed to comply with the conditions of Section 15(f) of the 1940 Act.

13.	Staff Comment: Please supplementally confirm that a quorum is constituted for a Fund by the presence in person or by proxy of the holders of a majority of the respective Fund's outstanding shares entitled to vote at the Meeting.

Response: We have confirmed that the quorum requirement disclosed is correct for each Fund.

14.	Staff Comment: Please supplementally explain to the Staff what type of broker-dealer the language after the discussion of broker non-votes being inapplicable would apply to (as it rules out banks and insurance companies). If intending to include insurance companies, need to be specific that the shares will be proportionately voted.

Response: The referenced disclosure will be revised to delete references to banks and insurance companies in the definitive proxy statement. The current disclosure indicates that the referenced broker-dealers and other intermediaries are those not subject to the NYSE rules regarding broker non-votes.

15.	Staff Comment: In the paragraph discussing voting by BNYM Adviser-sponsored IRAs, please consider disclosing that a small number of shareholders could determine how the Fund votes, if other shareholders fail to vote.

Response: The referenced disclosure will be added in the definitive proxy statement.

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16.	Staff Comment: The disclosure under "Methods of Solicitation and Expenses" states that proxy costs will be borne by BNYM Adviser and/or Alcentra. Please consider disclosing which of them will bear the costs or how the costs will be split between them.

Response: Fund management has confirmed that BNYM Adviser will bear the costs relating to the Meeting. The disclosure will be changed accordingly in the definitive proxy statement.

17.	Please confirm supplementally that the Funds do not use an underwriter.

Response: The Funds do not use an underwriter.

18.	Staff Comment: Please identify the Administrator for the Funds and the related services provided.

Response: BNYM Adviser is responsible for the provision of administrative services to the Funds pursuant to the Management Agreement and disclosure to that effect is included in the Proxy Statement.

19.	Staff Comment: Please update share ownership to within 30 days of filing the Proxy Statement.

Response: Share ownership will be updated to 30 days of filing the definitive proxy statement.

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We hope the Staff finds that this letter and the revisions included in the definitive proxy statement are responsive to the Staff's comments. Should members of the Staff have any questions or comments regarding the definitive proxy statement, they should call the undersigned at 212.969.3357.

Very truly yours,

David Stephens

cc: James Bitetto

     Jeff Prusnofsky

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